INVESTMENT SECURITIES - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	34,425,693	33,674,477
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	34,442,575	33,711,407
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	236,970,165	235,373,468
Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,996,561	9,771,492
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	40,438,606	35,995,562
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,996,561	9,771,492
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Not later than one month [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	927,454	768,921
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than one month and not later than three months [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	26,515	80,379
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than three months and not later than one year [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	6,765,886	6,032,434
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than one year and not later than five years [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	151,217	187,795
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than five years and not later than ten years [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,098,299	2,668,331
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than ten years [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	27,190	33,632
Securities issued or secured by Colombian Government | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,567,463	2,299,618
Securities issued or secured by other Colombian Government entities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,112,355	4,509,839
Securities issued or secured by foreign Governments | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	26,515	33,453
Securities issued or secured by other financial entities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,082,993	2,618,656
Other debt securities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	63,825	72,389
Securities issued or secured by non-financial sector entities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 143,410	$ 237,537